Intangible Assets - Intangible Assets,Other Than Goodwill,Amortisation Allocation (Detail) - MXN ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement [line items]
Amortisation, intangible assets other than goodwill	$ 793	$ 706
Cost of goods sold [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	20	23
Administrative expenses [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	588	509
Selling expenses [member]
Statement [line items]
Amortisation, intangible assets other than goodwill	$ 185	$ 174